Goldrich Mining Company (An Exploration Stage Company) Consolidated Balance Sheets, interim periods unaudited (USD $)	639 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 75,049	$ 585,694		$ 342,871
Prepaid expenses	97,250	83,489		116,580
Related party receivable	31,759
Other current assets	80,278	78,692		90,162
Total current assets	284,336	747,875		549,613
Property, plant, equipment, and mining claims:
Equipment, net of accumulated depreciation	1,842,002	1,978,730		2,303,667
Mining properties and claims	611,272	611,272		583,172
Total property, plant, equipment and mining claims	2,453,274	2,590,002		2,886,839
Other assets:
Investment in joint venture	55,300
Total other assets	55,300
Total assets	2,792,910	3,337,877		3,436,452
Current liabilities:
Accounts payable and accrued liabilities	360,337	250,944		195,924
Related party payable	34,015	30,405		380,801
Deferred compensation				171,290
Dividend payable on preferred stock	22,083	22,083
Current portion of equipment notes payable	231,081	237,873		220,915
Current portion of notes payable in gold, net of discounts				260,079
Current portion of notes payable in gold, net of discounts, related parties				109,871
Total current liabilities	647,516	541,305		1,338,880
Long-term liabilities:
Equipment notes payable	83,624	193,565		431,438
Notes payable in gold, net of discounts				734,496
Notes payable in gold, net of discounts, related parties				847,511
Remediation liability and asset retirement obligation	55,000
Total long-term liabilities	403,192	507,847		2,317,563
Total liabilities	1,050,708	1,049,152		3,656,443
Commitment and contingencies	0 [1]	0	[1]	0	[1]
Stockholders' equity (deficit):
Preferred stock	0	0		0
Convertible preferred stock series A	175,000	175,000		425,000
Common stock	9,550,671	9,314,185		5,293,640
Additional paid-in capital	14,700,472	14,519,949		9,673,743
Deficit accumulated during the exploration stage	(22,683,941)	(21,720,409)		(15,612,374)
Total stockholders' equity (deficit)	1,742,202	2,288,725		(219,991)
Total liabilities and stockholders' equity (deficit)	$ 2,792,910	$ 3,337,877		$ 3,436,452

[1]	See appropriate contingency note for the period